Expense Example, No Redemption (Vanguard FTSE Social Index Fund Institutional)	Vanguard FTSE Social Index Fund Vanguard FTSE Social Index Fund - Institutional Shares 9/1/2013 - 8/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	16
3 YEAR	52
5 YEAR	90
10 YEAR	205